UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2019

Date of reporting period: 09/30/2018

Item 1.	Schedules of Investments (Unaudited)

Cognios Funds
Cognios Large Cap Value Fund
Schedules of Investments
September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 133.42%

Basic Materials - 0.43%
Newmont Mining Corp. (b)	2,540	$76,708

Communications - 2.88%
AT&T, Inc. (b)	11,708	393,155
Motorola Solutions, Inc. (b)	960	124,934
		518,089
Consumer, Cyclical - 24.07%
Alaska Air Group, Inc. (b)	866	59,633
AutoZone, Inc. (a) (b)	171	132,645
Chipotle Mexican Grill, Inc. (a) (b)	957	434,976
Darden Restaurants, Inc. (b)	4,618	513,475
Dollar Tree, Inc. (a) (b)	771	62,875
L Brands, Inc. (b)	3,615	109,534
McDonald's Corp. (b)	333	55,708
Michael Kors Holdings Ltd. (a) (b)	8,010	549,166
NIKE, Inc. - Class B (b)	3,475	294,402
Nordstrom, Inc. (b)	1,000	59,810
Ralph Lauren Corp. (b)	1,588	218,429
Starbucks Corp. (b)	1,029	58,488
Tapestry, Inc. (b)	8,926	448,710
Target Corp. (b)	5,119	451,547
TJX Co.s, Inc./The (b)	539	60,379
Ulta Beauty, Inc. (a) (b)	1,088	306,947
Walmart, Inc. (b)	4,774	448,326
Yum! Brands, Inc. (b)	662	60,182
		4,325,232
Consumer, Non-cyclical - 46.92%
Altria Group, Inc. (b)	910	54,882
Baxter International, Inc. (b)	1,390	107,155
Campbell Soup Co. (b)	9,025	330,586
Church & Dwight Co., Inc. (b)	8,251	489,862
Cigna Corp. (b)	2,245	467,521
Clorox Co./The (b)	3,129	470,633
Conagra Brands, Inc. (b)	11,695	397,279
Constellation Brands, Inc. - Class A (b)	1,938	417,872
Cooper Cos., Inc./The (b)	1,161	321,771
Edwards Lifesciences Corp. (a) (b)	2,626	457,187
Envision Healthcare Corp. (a) (b)	5,963	272,688
Estee Lauder Co.s, Inc./The (b)	372	54,059
General Mills, Inc. (b)	3,628	155,714
H&R Block, Inc. (b)	15,657	403,168
HCA Healthcare, Inc. (b)	3,702	515,022
Hershey Co./The (b)	2,244	228,888
Hormel Foods Corp. (b)	9,757	384,426
JM Smucker Co./The (b)	1,729	177,413
Kellogg Co. (b)	6,369	445,957
Keurig Dr Pepper, Inc. (b)	3,028	70,159
Kimberly-Clark Corp. (b)	501	56,934
McCormick & Co., Inc./MD (b)	4,066	535,695
PepsiCo, Inc. (b)	457	51,093
Procter & Gamble Co./The (b)	1,743	145,070
Quest Diagnostics, Inc. (b)	1,315	141,902
Sysco Corp. (b)	7,124	521,833
Tyson Foods, Inc. - Class A (b)	6,023	358,549
UnitedHealth Group, Inc. (b)	513	136,479
Varian Medical Systems, Inc. (a) (b)	1,843	206,287
Verisk Analytics, Inc. (a) (b)	465	56,056
		8,432,140

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Large Cap Value Fund
Schedules of Investments
September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 133.42% (continued)

Energy - 0.83%
Kinder Morgan, Inc. (b)	8,435	$149,553

Financials - 7.54%
Assurant, Inc. (b)	1,424	153,721
Cboe Global Markets, Inc. (b)	1,277	122,541
CME Group, Inc. (b)	833	141,785
Everest Re Group Ltd. (b)	1,389	317,345
Intercontinental Exchange, Inc. (b)	689	51,599
Loews Corp. (b)	1,057	53,093
Nasdaq, Inc. (b)	553	47,447
Progressive Corp./The (b)	884	62,799
Public Storage (b)	2,003	403,865
		1,354,195
Industrials - 16.43%
CH Robinson Worldwide, Inc. (b)	3,262	319,415
Expeditors International of Washington, Inc. (b)	2,180	160,295
FLIR Systems, Inc. (b)	6,423	394,822
Fortive Corp. (b)	681	57,340
Lockheed Martin Corp. (b)	1,048	362,566
Raytheon Co. (b)	1,770	365,788
Republic Services, Inc. (b)	6,317	458,993
Rockwell Collins, Inc. (b)	386	54,221
Stericycle, Inc. (a) (b)	6,002	352,197
TransDigm Group, Inc. (a) (b)	993	369,694
Waste Management, Inc. (b)	638	57,650
		2,952,981
Technology - 1.08%
Akamai Technologies, Inc. (a) (b)	665	48,645
CA, Inc. (b)	1,196	52,803
Electronic Arts, Inc. (a) (b)	770	92,777
		194,225
Utilities - 33.24%
Alliant Energy Corp. (b)	2,175	92,590
Ameren Corp. (b)	7,174	453,540
American Electric Power Co., Inc. (b)	5,952	421,878
American Water Works Co., Inc. (b)	1,028	90,433
CMS Energy Corp. (b)	9,020	441,980
Consolidated Edison, Inc. (b)	5,160	393,140
DTE Energy Co. (b)	1,628	177,664
Edison International (b)	3,553	240,467
Entergy Corp. (b)	2,206	178,973
Evergy, Inc. (b)	947	52,009
Eversource Energy (b)	5,944	365,199
Exelon Corp. (b)	5,768	251,831
FirstEnergy Corp. (b)	11,349	421,842
PG&E Corp. (b)	6,980	321,150
PPL Corp. (b)	7,643	223,634
Public Service Enterprise Group, Inc. (b)	8,545	451,091
SCANA Corp. (b)	9,135	355,260
Sempra Energy (b)	2,129	242,174
Southern Co./The (b)	3,003	130,931
WEC Energy Group, Inc. (b)	6,513	434,808
Xcel Energy, Inc. (b)	4,930	232,745
		5,973,339

Cognios Funds
Cognios Large Cap Value Fund
Schedules of Investments
September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 133.42% (continued)

TOTAL COMMON STOCK (Cost $22,184,512)		23,976,462

TOTAL INVESTMENTS (Cost $22,184,512) - 133.42%		$23,976,462
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (33.42%)		(6,005,817)
NET ASSETS - 100%		$17,970,645

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) All or a portion of the security is segregated as collateral for securities sold short.

The following abbreviations are used in this portfolio:
Ltd. - Limited
PLC - Public Limited Company
NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Large Cap Growth Fund
Schedules of Investments
September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 96.37%

Communications - 16.08%
Alphabet, Inc. - Class A (a)	817	$986,184
Amazon.com, Inc. (a)	1,355	2,714,065
Facebook, Inc. - Class A (a)	6,288	1,034,125
Motorola Solutions, Inc.	8,388	1,091,614
Twitter, Inc. (a)	33,446	951,873
		6,777,861
Consumer, Cyclical - 2.14%
NIKE, Inc. - Class B	10,632	900,743

Consumer, Non-cyclical - 29.30%
Amgen, Inc.	4,530	939,024
Clorox Co./The	5,703	857,788
Coca-Cola Co.	18,189	840,150
Humana, Inc.	2,397	811,432
Intuitive Surgical, Inc.	1,653	948,822
Neurocrine Biosciences, Inc. (a)	8,266	1,016,305
Pfizer, Inc.	22,517	992,324
Square, Inc. - Class A (a)	18,061	1,788,220
Sysco Corp.	16,361	1,198,443
UnitedHealth Group, Inc.	2,413	641,955
Verisk Analytics, Inc. (a)	9,014	1,086,638
Zoetis, Inc.	13,465	1,232,855
		12,353,956
Financials - 7.28%
Citigroup, Inc.	21,699	1,556,686
Progressive Corp.	21,310	1,513,862
		3,070,548
Industrials - 12.06%
Emerson Electric Co.	9,486	726,438
FedEx Corp.	4,102	987,721
Jacobs Engineering Group, Inc.	8,837	676,031
Keysight Technologies, Inc. (a)	14,955	991,217
Raytheon Co.	3,742	773,322
TransDigm Group, Inc. (a)	2,504	932,239
		5,086,968
Technology - 29.51%
Adobe Systems, Inc. (a)	8,220	2,218,989
Advanced Micro Devices, Inc. (a)	32,788	1,012,821
Apple, Inc.	17,053	3,849,544
Intuit, Inc.	4,159	945,757
Microsoft Corp.	18,285	2,091,255
salesforce.com, Inc. (a)	7,992	1,270,968
VMware, Inc. - Class A (a)	6,754	1,054,029
		12,443,363

TOTAL COMMON STOCK (Cost $36,433,300)		40,633,439

TOTAL INVESTMENTS (Cost $36,433,300) - 96.37%		$40,633,439
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.63%		1,531,716
NET ASSETS - 100%		$42,165,155

Percentages are stated as a percent of net assets.

(a) Non-income producing security

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Market Neutral Large Cap Fund
Schedules of Investments
September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 119.55%

Communications - 4.86%
AT&T, Inc. (b)	34,781	$1,167,946
Facebook, Inc. - Class A (a) (b)	6,878	1,131,156
Verizon Communications, Inc. (b)	20,770	1,108,910
		3,408,012
Consumer, Cyclical - 22.61%
Alaska Air Group, Inc. (b)	16,618	1,144,315
Darden Restaurants, Inc. (b)	9,398	1,044,964
Gap, Inc./The (b)	37,411	1,079,307
Hanesbrands, Inc. (b)	62,435	1,150,677
L Brands, Inc. (b)	41,476	1,256,723
McDonald's Corp. (b)	6,847	1,145,435
Michael Kors Holdings Ltd. (a) (b)	15,135	1,037,656
NIKE, Inc. - Class B (b)	14,001	1,186,165
Ralph Lauren Corp. (b)	8,524	1,172,476
Starbucks Corp. (b)	20,681	1,175,508
Tapestry, Inc. (b)	22,077	1,109,811
Target Corp. (b)	12,465	1,099,538
Walmart, Inc. (b)	11,578	1,087,290
Yum! Brands, Inc. (b)	12,823	1,165,739
		15,855,604
Consumer, Non-cyclical - 41.73%
Altria Group, Inc. (b)	18,434	1,111,755
Campbell Soup Co. (b)	27,851	1,020,182
Church & Dwight Co., Inc. (b)	19,250	1,142,872
Cigna Corp. (b)	6,111	1,272,616
Clorox Co. (b)	7,486	1,125,969
Conagra Brands, Inc. (b)	30,839	1,047,601
Constellation Brands, Inc. - Class A (b)	5,390	1,162,192
Cooper Cos., Inc. (b)	4,309	1,194,239
Edwards Lifesciences Corp. (a) (b)	8,006	1,393,845
Envision Healthcare Corp. (a) (b)	24,633	1,126,467
Estee Lauder Cos., Inc. (b)	8,047	1,169,390
H&R Block, Inc. (b)	42,244	1,087,783
HCA Healthcare, Inc. (b)	8,411	1,170,138
Hershey Co. (b)	10,834	1,105,068
Hormel Foods Corp. (b)	27,221	1,072,507
JM Smucker Co./The (b)	10,287	1,055,549
Johnson & Johnson (b)	8,247	1,139,488
Kellogg Co. (b)	15,277	1,069,695
Kimberly-Clark Corp. (b)	9,599	1,090,830
McCormick & Co., Inc. (b)	8,726	1,149,650
Molson Coors Brewing Co. - Class B (b)	16,999	1,045,438
PepsiCo, Inc. (b)	10,010	1,119,118
Procter & Gamble Co. (b)	13,448	1,119,277
Sysco Corp. (b)	14,891	1,090,766
Tyson Foods, Inc. - Class A (b)	17,746	1,056,419
Verisk Analytics, Inc. (a) (b)	9,341	1,126,057
		29,264,911
Energy - 3.10%
EQT Corp. (b)	23,820	1,053,559
Kinder Morgan, Inc./DE (b)	63,138	1,119,437
		2,172,996

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Market Neutral Large Cap Fund
Schedules of Investments
September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 119.55% (continue)

Financials - 9.18%
Cboe Global Markets, Inc. (b)	10,932	$1,049,035
CME Group, Inc. (b)	6,479	1,102,791
Intercontinental Exchange, Inc. (b)	14,583	1,092,121
Loews Corp. (b)	22,364	1,123,344
Nasdaq, Inc. (b)	11,983	1,028,141
Public Storage (b)	5,173	1,043,032
		6,438,464
Industrials - 14.47%
CH Robinson Worldwide, Inc. (b)	11,477	1,123,828
Expeditors International of Washington, Inc. (b)	14,871	1,093,465
FLIR Systems, Inc. (b)	17,839	1,096,563
Lockheed Martin Corp. (b)	3,442	1,190,794
Northrop Grumman Corp. (b)	3,745	1,188,551
Raytheon Co. (b)	5,583	1,153,783
Republic Services, Inc. (b)	15,070	1,094,986
Rockwell Collins, Inc. (b)	8,127	1,141,600
Stericycle, Inc. (a) (b)	18,048	1,059,057
		10,142,627
Technology - 3.31%
Akamai Technologies, Inc. (a) (b)	15,220	1,113,343
Electronic Arts, Inc. (a) (b)	10,002	1,205,141
		2,318,484
Utilities - 20.29%
Ameren Corp. (b)	17,132	1,083,085
American Electric Power Co., Inc. (b)	15,226	1,079,219
CMS Energy Corp. (b)	22,187	1,087,163
DTE Energy Co. (b)	9,838	1,073,621
Edison International (b)	16,569	1,121,390
Entergy Corp. (b)	13,076	1,060,856
Exelon Corp. (b)	25,236	1,101,804
PG&E Corp. (b)	24,532	1,128,717
PPL Corp. (b)	36,188	1,058,861
Public Service Enterprise Group, Inc. (b)	21,223	1,120,362
SCANA Corp. (b)	29,835	1,160,283
Southern Co. (b)	24,577	1,071,557
WEC Energy Group, Inc. (b)	16,189	1,080,778
		14,227,696

TOTAL COMMON STOCK (Cost $79,959,068)		83,828,794

SHORT-TERM INVESTMENTS - 0.51%
BlackRock Liquidity Funds T-Fund Portfolio, 1.72% (c)	360,737	360,737

TOTAL SHORT-TERM INVESTMENTS (Cost $360,737)		360,737

TOTAL INVESTMENTS (Cost $80,319,805) - 120.06%		$84,189,531
SECURITIES SOLD SHORT (Proceeds $47,624,901) - (72.14%)		(50,587,285)
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 52.08%		36,519,473
NET ASSETS - 100%		$70,121,719

Percentages are stated as a percent of net assets.

(a) Non-income producing security

(b) All or a portion of the security is segregated as collateral for securities sold short.

(c) Rate shown represents the 7-day effective yield at September 30, 2018, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

Ltd. - Limited

PLC - Public Limited Company

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Market Neutral Large Cap Fund
Schedule of Securities Sold Short
September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 72.14%

Basic Materials - 2.01%
Air Products & Chemicals, Inc.	2,062	$344,457
CF Industries Holdings, Inc.	6,678	363,550
International Flavors & Fragrances, Inc.	2,612	363,382
Newmont Mining Corp.	11,302	341,321
		1,412,710
Communications - 2.95%
CenturyLink, Inc.	15,602	330,763
Interpublic Group of Cos., Inc./The	15,124	345,886
Motorola Solutions, Inc.	2,679	348,645
Netflix, Inc.	994	371,885
Symantec Corp.	17,201	366,037
Twitter, Inc.	10,849	308,763
		2,071,979
Consumer, Cyclical - 5.32%
Advance Auto Parts, Inc.	2,028	341,373
Chipotle Mexican Grill, Inc.	709	322,255
DR Horton, Inc.	7,584	319,893
Fastenal Co.	5,797	336,342
Hilton Worldwide Holdings, Inc.	4,503	363,752
LKQ Corp.	10,114	320,310
Mattel, Inc.	22,213	348,744
Newell Brands, Inc.	15,797	320,679
PVH Corp.	2,467	356,235
Under Armour, Inc. - Class A	16,565	351,509
VF Corp.	3,736	349,129
		3,730,221
Consumer, Non-cyclical - 18.42%
ABIOMED, Inc.	901	405,225
Aetna, Inc.	1,680	340,788
Alexion Pharmaceuticals, Inc.	2,891	401,878
Allergan PLC	1,802	343,245
Anthem, Inc.	1,261	345,577
Archer-Daniels-Midland Co.	6,890	346,360
Automatic Data Processing, Inc.	2,334	351,641
Baxter International, Inc.	4,591	353,920
Becton Dickinson and Co.	1,330	347,130
Boston Scientific Corp.	9,534	367,059
Brown-Forman Corp. - Class B	6,397	323,368
Coca-Cola Co./The	7,481	345,547
Coty, Inc. - Class A	27,369	343,755
DENTSPLY SIRONA, Inc.	8,630	325,696
Ecolab, Inc.	2,232	349,933
Eli Lilly & Co.	3,282	352,192
Gartner, Inc.	2,238	354,723
Global Payments, Inc.	2,784	354,682
Hologic, Inc.	8,762	359,067
IDEXX Laboratories, Inc.	1,389	346,778
IHS Markit Ltd.	6,215	335,362
Illumina, Inc.	979	359,352
Incyte Corp.	4,710	325,367
Intuitive Surgical, Inc.	637	365,638
IQVIA Holdings, Inc.	2,702	350,558
Kraft Heinz Co./The	6,019	331,707
Kroger Co./The	10,533	306,616
Medtronic PLC	3,546	348,820
Merck & Co., Inc.	4,932	349,876
Mondelez International, Inc. - Class A	7,868	338,009
Perrigo Co. PLC	4,485	317,538
Pfizer, Inc.	8,211	361,859
Quanta Services, Inc.	9,955	332,298
ResMed, Inc.	3,064	353,402
Stryker Corp.	2,022	359,269
Thermo Fisher Scientific, Inc.	1,453	354,648
Zimmer Biomet Holdings, Inc.	2,778	365,224
		12,914,107

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Market Neutral Large Cap Fund
Schedule of Securities Sold Short
September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 72.14% (continued)

Energy - 8.13%
Apache Corp.	7,830	$373,256
Cabot Oil & Gas Corp.	15,616	351,672
Chevron Corp.	2,921	357,180
Concho Resources, Inc.	2,544	388,596
ConocoPhillips	4,769	369,121
EOG Resources, Inc.	2,934	374,290
Exxon Mobil Corp.	4,209	357,849
Halliburton Co.	9,215	373,484
HollyFrontier Corp.	4,692	327,971
National Oilwell Varco, Inc.	7,527	324,263
Noble Energy, Inc.	11,408	355,816
Occidental Petroleum Corp.	4,376	359,576
ONEOK, Inc.	5,170	350,474
Pioneer Natural Resources Co.	2,049	356,915
Schlumberger Ltd.	5,644	343,832
Valero Energy Corp.	2,935	333,856
		5,698,151
Financials - 19.40%
Alexandria Real Estate Equities, Inc.	2,652	333,595
American Express Co.	3,252	346,305
American Tower Corp.	2,303	334,626
Aon PLC	2,284	351,234
Apartment Investment & Management Co.	7,741	341,610
Assurant, Inc.	3,298	356,019
AvalonBay Communities, Inc.	1,846	334,403
Boston Properties, Inc.	2,603	320,403
Chubb Ltd.	2,485	332,095
Crown Castle International Corp.	2,992	333,099
Digital Realty Trust, Inc.	2,753	309,657
Duke Realty Corp.	11,919	338,142
E*TRADE Financial Corp.	6,073	318,164
Equinix, Inc.	792	342,849
Equity Residential	5,028	333,155
Essex Property Trust, Inc.	1,383	341,200
Everest Re Group Ltd.	1,545	352,986
Extra Space Storage, Inc.	3,659	317,016
Federal Realty Investment Trust	2,597	328,443
Hartford Financial Services Group, Inc./The	6,817	340,577
HCP, Inc.	12,653	333,027
Iron Mountain, Inc.	9,328	322,003
KeyCorp	16,058	319,394
Kimco Realty Corp.	19,516	326,698
M&T Bank Corp.	1,903	313,120
Macerich Co./The	5,901	326,266
Mastercard, Inc. - Class A	1,616	359,738
Mid-America Apartment Communities, Inc.	3,271	327,689
Northern Trust Corp.	3,219	328,756
People's United Financial, Inc.	18,320	313,638
Prologis, Inc.	5,054	342,611
Realty Income Corp.	5,789	329,336
Regency Centers Corp.	5,125	331,434
SBA Communications Corp.	2,167	348,085
Simon Property Group, Inc.	1,844	325,927
SL Green Realty Corp.	3,308	322,629
UDR, Inc.	8,489	343,210
Ventas, Inc.	5,680	308,878
Vornado Realty Trust	4,449	324,777
Welltower, Inc.	5,051	324,880
Willis Towers Watson PLC	2,296	323,598
		13,601,272

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Market Neutral Large Cap Fund
Schedule of Securities Sold Short
September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 72.14% (continued)

Industrials - 4.34%
Amphenol Corp. - Class A	3,583	$336,874
Deere & Co.	2,357	354,328
General Electric Co.	26,830	302,911
Harris Corp.	2,101	355,510
Kansas City Southern	2,904	328,965
Martin Marietta Materials, Inc.	1,716	312,226
PerkinElmer, Inc.	3,641	354,160
United Technologies Corp.	2,561	358,053
Vulcan Materials Co.	3,092	343,830
		3,046,857
Technology - 4.52%
Activision Blizzard, Inc.	4,765	396,400
Adobe Systems, Inc.	1,324	357,414
ANSYS, Inc.	1,851	345,545
DXC Technology Co.	3,771	352,664
MSCI, Inc.	1,908	338,498
Perspecta, Inc.	1	13
Qorvo, Inc.	4,393	337,778
Synopsys, Inc.	3,384	333,696
Take-Two Interactive Software, Inc.	2,660	367,053
Xerox Corp.	12,528	338,005
		3,167,066
Utilities - 7.05%
Alliant Energy Corp.	7,808	332,387
American Water Works Co., Inc.	3,803	334,550
CenterPoint Energy, Inc.	11,795	326,132
Consolidated Edison, Inc.	4,214	321,065
Dominion Energy, Inc.	4,740	333,127
Duke Energy Corp.	4,086	326,962
Evergy, Inc.	5,781	317,493
Eversource Energy	5,354	328,950
FirstEnergy Corp.	8,989	334,121
NextEra Energy, Inc.	1,965	329,334
NiSource, Inc.	12,334	307,363
NRG Energy, Inc.	9,703	362,892
Pinnacle West Capital Corp.	4,253	336,753
Sempra Energy	2,881	327,714
Xcel Energy, Inc.	6,907	326,079
		4,944,922

TOTAL COMMON STOCK (Proceeds $47,624,901)		50,587,285

TOTAL SECURITIES SOLD SHORT (Proceeds $47,624,901)		$50,587,285

Percentages are stated as a percent of net assets.

(a) Non-income producing security

The following abbreviations are used in this portfolio:

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Cognios Funds

Notes to the Schedules of Investments

September 30, 2018 (Unaudited)

The following is a summary of the significant accounting policies followed by the Cognios Large Cap Value Fund (the “Value Fund”), the Cognios Large Cap Growth Fund (the “Growth Fund”) and the Cognios Market Neutral Large Cap Fund, (collectively, the “Funds”) in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of September 30, 2018:

Cognios Funds

Notes to the Schedules of Investments

September 30, 2018 (Unaudited)

Categories (a)	Level 1	Level 2	Level 3	Total
Value Fund:
Common Stock (b)	$23,976,462	—	—	$23,976,462
Total Investments in Securities	$23,976,462	—	—	$23,976,462
Growth Fund:
Common Stock (b)	$40,633,439	—	—	$40,633,439
Total Investments in Securities	$40,633,439	—	—	$40,633,439
Market Neutral Fund: Assets:
Common Stock (b)	$83,828,794	—	—	$83,828,794
Short-Term Investments	360,737	—	—	360,737
Total Investments in Securities	84,189,531	—	—	84,189,531
Liabilities:
Common Stock (b)	$50,587,285	—	—	$50,587,285
Total Securities Sold Short (b)	$50,587,285	—	—	$50,587,285

(a)       As of and during the three month period ended September 30, 2018, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)       All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the three month period ended September 30, 2018.

Non-Diversified Funds

The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Short Sales

The Market Neutral Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Market Neutral Fund makes a short sale, it must borrow the security sold short and deliver a security equal in value to the security sold short to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Market Neutral Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Market Neutral Fund replaces the borrowed security, the Market Neutral Fund will incur a loss; conversely, if the price declines, the Market Neutral Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Cognios Funds

Notes to the Schedules of Investments

September 30, 2018 (Unaudited)

To the extent that the Market Neutral Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short until the Market Neutral Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Market Neutral Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Market Neutral Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Market Neutral Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Market Neutral Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at September 30, 2018 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Value Fund	$22,248,964	$2,628,448	$(836,498)	$1,791,950
Growth Fund	36,433,923	6,297,140	(557,583)	5,739,557
Market Neutral Fund	80,319,805	$6,509,634	$(2,639,908)	$3,869,726

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) M3Sixty Funds Trust

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	November 29, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	November 29, 2018